DIVESTITURES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DIVESTITURES
Proceeds from divestitures	$ 86.0	$ 1,649.2
Gain on divestiture	$ 481.8